Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Share-based Awards, Performance Shares, Valuation Assumptions [Table Text Block]
Weighted average assumptions used to estimate the fair value of PSUs granted during the years ended as of December 31, 2014 and 2012 are as follows:

	Year Ended December 31
	2014	2012
Expected volatility	39.6%	33.0%
Risk-free rate	0.79%	0.13%
Expected dividend yield	—%	—%

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

	Year Ended December 31			Unrecognized Stock-Based Compensation Expense
	2014	2013	2012	December 31, 2014
	(Dollars in Millions)
Performance based share units	$14	$13	$5	$14
Restricted stock units	6	12	5	2
Restricted stock awards	—	3	17	—
Stock options	—	—	3	—
Stock appreciation rights	1	1	1	—
Total stock-based compensation expense	$21	$29	$31	$16

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at December 31, 2011	656	257	$57.92
Granted	117	296	47.16
Vested	(482)	(123)	58.02
Forfeited	(63)	(27)	55.60
Non-vested at December 31, 2012	228	403	51.20
Granted	—	19	74.55
Vested	(199)	(200)	54.76
Forfeited	(10)	(61)	44.88
Non-vested at December 31, 2013	19	161	48.26
Granted	—	16	84.58
Vested	(10)	(80)	53.68
Forfeited	—	(6)	52.49
Non-vested at December 31, 2014	9	91	$54.64

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Stock Options			SARs
	2014	2013	2012	2014	2013	2012
Expected term (in years)	5	N/A	6	5	4.45	5.07
Expected volatility	43.61%	N/A	48.96%	43.61%	42.14%	51.69%
Risk-free interest rate	1.72%	N/A	1.12%	1.72%	1.51%	0.74%
Expected dividend yield	—%	N/A	—%	—%	—%	—%

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
A summary of activity for Stock Options and SARs, including award grants, vesting and forfeitures is provided below.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2011	390	$72.26	84	$74.08
Granted	155	53.57	32	53.57
Exercised	—	—	—	—
Forfeited or expired	(183)	66.64	(18)	68.06
Outstanding at December 31, 2012	362	67.13	98	68.36
Granted	—	—	—	—
Exercised	(36)	55.88	(3)	61.42
Forfeited or expired	(120)	67.81	(19)	66.80
Outstanding at December 31, 2013	206	68.74	76	69.06
Granted	32	84.67	11	84.67
Exercised	(160)	70.88	(40)	71.15
Forfeited or expired	(4)	66.75	(1)	76.28
Outstanding at December 31, 2014	74	$71.22	46	$70.46

Exercisable at December 31, 2014	24	$65.82	33	$70.09

	Stock Options and SARs Outstanding
Exercise Price	Number Outstanding	Weighted Average Remaining Life	Weighted Average Exercise Price
	(In Thousands)	(In Years)
$45.01 - $55.00	36	7.17	$53.57
$55.01 - $65.00	5	6.25	$62.28
$65.01 - $75.00	39	6.17	$74.08
$75.01 - $90.00	40	6.25	$84.67
	120

Schedule of Stock Based Compensation Activity, Performance Based Stock Units, during the period [Table Text Block]

	PSUs	Weighted Average Grant Date Fair Value

	(In Thousands)
Granted	1,311	$33.85
Forfeited	(57)	45.57
Non-vested at December 31, 2012	1,254	33.32
Granted	—	—
Forfeited	(265)	32.33
Non-vested at December 31, 2013	989	33.59
Granted	30	90.45
Forfeited	(25)	35.92
Non-vested at December 31, 2014	994	$35.25